UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter:   March 31, 2003
                                         -------------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:           Pettyjohn Co
Address:        1925 Atherholt Road
                Lynchburg, VA  24501
                --------------------


Form 13F File Number: 28-05957
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

Signature, Place, and Date of Signing:

John D. Doyle, Jr.              Lynchburg, VA                     04/16/03
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                   ----------------------

Form 13F Information Table Entry Total:       62
                                        ----------------------

Form 13F Information Table Value Total:       95,896
                                        ----------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Name of                       Title of               Value    Shrs or                 Investment Other      Voting Authority
Issuer                         Class      CUSIP    (x$1000)   Pm Amt  SH/PRN Put/Call Discretion Managers  Sole  Shared   None
------                         -----      -----    --------   ------- ------ -------- ---------- --------  ----  ------   ----
Abbott Labs                    common   002824100     2,701    71,815                      Sole           71,815
ADM                            common   039483102       318    29,440                      Sole           29,440
Agilent Technologies           common   00846U101       202    15,372                      Sole           15,372
Air Products & Chemicals       common   009158106     1,151    27,775                      Sole           27,775
Alcoa                          common   013817101       698    36,000                      Sole           36,000
Alltel                         common   020039103       995    22,233                      Sole           22,233
Altria Group                   common   02009S103       362    12,078                      Sole           12,078
Bank of America                common   060505104     5,028    75,217                      Sole           75,217
Barnes & Noble                 common   067774109       671    35,350                      Sole           35,350
BB&T                           common   054937107     1,388    44,167                      Sole           44,167
BankNorth                      common   06646R107       225    10,300                      Sole           10,300
Bell South                     common   079860102       549    25,354                      Sole           25,354
Biomet                         common   090613100       687    22,425                      Sole           22,425
Boeing                         common   097023105       683    27,267                      Sole           27,267
BP Amoco                       common   055622104     1,727    44,744                      Sole           44,744
Bristol Myers Squibb           common   110122108       464    21,960                      Sole           21,960
Chevron Texaco                 common   166764100       738    11,418                      Sole           11,418
Cisco Systems                  common   17275R102       911    70,158                      Sole           70,158
Citigroup Inc                  common   172967101     1,354    39,293                      Sole           39,293
Coca-Cola                      common   191216100     1,062    26,224                      Sole           26,224
Conoco Phillips                common   20825C104       330     6,157                      Sole            6,157
CSX                            common   126408103       217     7,622                      Sole            7,622
Dell Computer                  common   247025109     1,991    73,130                      Sole           73,130
Dow Chemical Co                common   260543103       219     7,920                      Sole            7,920
Duke Energy                    common   264399106       788    54,200                      Sole           54,200
DuPont                         common   263534109     2,195    56,485                      Sole           56,485
Exxon- Mobil                   common   30231G102     9,207   263,430                      Sole          263,430
Fedex                          common   31428X106       810    14,710                      Sole           14,710
First Virginia Bank            common   337477103       761    19,396                      Sole           19,396
Ford Motor                     common   345370860       303    40,348                      Sole           40,348
General Electric               common   369604103     8,426   330,418                      Sole          330,418
Home Depot                     common   437076102       978    40,138                      Sole           40,138
Honeywell                      common   438516106       229    10,700                      Sole           10,700
Intel                          common   458140100       622    38,250                      Sole           38,250
IBM                            common   459200101       385     4,910                      Sole            4,910
Jefferson Pilot                common   475070108     4,586   119,186                      Sole          119,186
Johnson & Johnson              common   478160104     5,102    88,166                      Sole           88,166
Kimberly Clark                 common   494368103     1,144    25,175                      Sole           25,175
Kraft Foods                    common   50075N104       627    22,225                      Sole           22,225
Lowes			       common	548661107       365     8,950                      Sole            8,950
MBNA                           common   55262L100       716    47,589                      Sole           47,589
3M                             common   604059105     1,244     9,565                      Sole            9,565
Marsh & McLennan               common   571748102     1,077    25,275                      Sole           25,275
Martin Marietta Materials      common   573284106       388    14,050                      Sole           14,050
Merck                          common   589331107     2,362    43,111                      Sole           43,111
Norfolk Southern               common   655844108     1,634    88,043                      Sole           88,043
Pepsi                          common   713448108     2,840    70,992                      Sole           70,992
Pfizer                         common   717081103     2,044    65,604                      Sole           65,604
Plum Creek Timber              common   729251108       409    18,950                      Sole           18,950
Procter & Gamble               common   742718109     5,541    62,225                      Sole           62,225
Royal Dutch                    common   780257804       894    21,950                      Sole           21,950
S & P 500 Technology Index     common   81369Y803       244    17,050                      Sole           17,050
S&P Financial Svc Index        common   81369Y605       210    10,100                      Sole           10,100
SBC Communications             common   78387G103     1,425    71,018                      Sole           71,018
Southern Capital 8.25% Pfd     Pfd      842542201       143    14,150                      Sole           14,150
SunTrust Bank                  common   867914103     1,641    31,167                      Sole           31,167
United Techologies             common   913017109     1,480    25,614                      Sole           25,614
VA PowerCo 7.15% Pfd Ser A     Pfd      927804617       412    16,300                      Sole           16,300
Verizon                        common   92343V104     3,097    87,622                      Sole           87,622
Wachovia                       common   929771103     5,486   161,015                      Sole          161,015
Wells Fargo 6.95% Pfd          Pfd      94978B205       528    20,100                      Sole           20,100
Wyeth                          common   983024100       882    23,325                      Sole           23,325


                                                     95,896